Vanguard Tax-Managed Funds
Supplement Dated February 17, 2023, to the Prospectuses and Summary Prospectuses Dated April 29, 2022
Important Changes to Vanguard Tax-Managed Balanced Fund

Effective immediately, Aurélie Denis and Michael R. Roach have been added as co-portfolio managers of Vanguard Tax-Managed Balanced Fund (the Fund). They replace William A. Coleman, who had previously co-managed the Fund, and join Walter Nejman and James M. D’arcy, who will continue to co-manage the Fund.
Accordingly, all references to Mr. Coleman in the Fund’s Prospectus and Summary Prospectus are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

The following replaces William A. Coleman under the heading “Investment Advisor” in the Fund Summary section for the Fund:
Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has co-managed the stock portion of the Fund since February 2023.
Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has co-managed the stock portion of the Fund since February 2023.
Important Changes to Vanguard Tax-Managed Capital Appreciation Fund

Effective immediately, Walter Nejman has been added as a co-portfolio manager of Vanguard Tax-Managed Capital Appreciation Fund (the Fund). He replaces William A. Coleman, who had previously co-managed the Fund, and joins Awais Khan, who will continue to co-manage the Fund.
Accordingly, all references to Mr. Coleman in the Fund’s Prospectuses and Summary Prospectuses are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following replaces William A. Coleman under the heading “Investment Advisor” in the Fund Summary section for the Fund:

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2023.
Important Changes to Vanguard Tax-Managed Small Cap Fund

Effective immediately, Walter Nejman has been added as a co-portfolio manager of Vanguard Tax-Managed Small Cap Fund (the Fund). He replaces William A. Coleman, who had previously co-managed the Fund, and joins Donald M. Butler, who will continue to co-manage the Fund.
Accordingly, all references to Mr. Coleman in the Fund’s Prospectuses and Summary Prospectuses are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

The following replaces William A. Coleman and Walter Nejman under the heading “Investment Advisor” in the Fund Summary section for the Fund:
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2023.
Prospectus Text Changes

The following replaces William A. Coleman under the heading “Investment Advisor” in the More on the Funds section:

Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2016, has worked in investment management since 2017, has managed investment portfolios since 2023, and has co-managed the stock portion of Vanguard Tax-Managed Balanced Fund since February 2023. Education: B.S., Pennsylvania State University.
Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 1998, has worked in investment management since 2005, had previously managed investment portfolios from 2009-2019, and has co-managed the stock portion of Vanguard Tax-Managed Balanced Fund since February 2023. Education: B.S., Bloomsburg University of Pennsylvania; M.S., Drexel University.

Walter Nejman, Portfolio Manager at Vanguard. He has been with Vanguard since 2005; has worked in investment management since 2008; has co-managed Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small Cap Fund since February 2023, and the stock portion of Vanguard Tax-Managed Balanced Fund since 2021. Education: B.A., Arcadia University; M.B.A., Villanova University.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 103A 022023
CFA® is a registered trademark owned by CFA Institute.

Vanguard Tax-Managed Funds

Supplement Dated February 17, 2023, to the Statement of Additional Information Dated April 29, 2022
Important Changes to Vanguard Tax-Managed Funds
Vanguard Tax-Managed Balanced Fund
Effective immediately, Aurélie Denis and Michael R. Roach have been added as co-portfolio managers of Vanguard Tax-Managed Balanced Fund (the Fund). They replace William A. Coleman, who had previously co-managed the Fund, and join Walter Nejman and James M. D’arcy, who will continue to co-manage the Fund. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.
The Fund’s investment objective, strategies, and policies remain unchanged.
Vanguard Tax-Managed Capital Appreciation Fund
Effective immediately, Walter Nejman has been added as a co-portfolio manager of Vanguard Tax-Managed Capital Appreciation Fund (the Fund). He replaces William A. Coleman, who had previously co-managed the Fund, and joins Awais Khan, who will continue to co-manage the Fund. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.
The Fund’s investment objective, strategies, and policies remain unchanged.
Vanguard Tax-Managed Small Cap Fund
Effective immediately, Walter Nejman has been added as a co-portfolio manager of Vanguard Tax-Managed Capital Appreciation Fund (the Fund). He replaces William A. Coleman, who had previously co-managed the Fund, and joins Donald M. Butler, who will continue to co-manage the Fund. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text replaces the information on the table for William A. Coleman under the subheading “1. Other Accounts Managed” on page B-45:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Aurélie Denis[1]	Registered investment companies[2]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Walter Nejman[3]	Registered investment companies[4]	46	$2.39T	0	$0
	Other pooled investment vehicles	16	$119B	0	$0
	Other accounts	0	$0	0	$0
Michael R. Roach[5]	Registered investment companies[6]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Ms. Denis began co-managing Vanguard Tax-Managed Balanced Fund on February 17, 2023.
2 Information provided as of December 31, 2022.
3 Mr. Nejman began co-managing Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund on February 17, 2023.
4 Information provided as of December 31, 2022.

5 Mr. Roach beginning co-managing Vanguard Tax-Managed Balanced Fund on February 17, 2023.
6 Information provided as of December 31, 2022.

Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-46:
As of December 31, 2022, Ms. Denis and Mr. Roach did not own shares of Vanguard Tax-Managed Balanced Fund.
As of December 31, 2022, Mr. Nejman did not own shares of Vanguard Tax-Managed Capital Appreciation Fund or Vanguard Tax-Managed Small Cap Fund.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 103A 022023